Loans (Nonaccrual Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	$ 5,220,716	$ 6,511,424
Loans past due over 90 days and still accruing	1,512,999	36,870
Troubled debt restructurings	2,121,158	495,698
Commercial Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	199,160	294,475
Loans past due over 90 days and still accruing	25,284
Troubled debt restructurings		294,475
Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	3,351,521	2,966,751
Loans past due over 90 days and still accruing	1,253,936
Troubled debt restructurings	1,967,898	43,508
Agricultural Real Estate [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	78,640	915,992
Agriculture Portfolio [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual		401,028
Consumer Portfolio Segment [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	4,450	7,551
Loans past due over 90 days and still accruing	758	3,112
Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	1,355,060	1,722,107
Loans past due over 90 days and still accruing	210,793	17,010
Troubled debt restructurings	153,260	157,715
Home Equity Loans [Member]
Note 4 - Loans (Details) - Nonaccrual Loans [Line Items]
Nonaccrual	231,885	203,520
Loans past due over 90 days and still accruing	$ 22,228	$ 16,748